Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shares Issued and Outstanding and Carrying Amount of Preferred Stock
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock at December 31 were as follows:

	2023				2022
(Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	—	1,000	40,000	1,000	—	1,000
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Series L	20,000	500	14	486	20,000	500	14	486
Series M	30,000	750	21	729	30,000	750	21	729
Series N	60,000	1,500	8	1,492	60,000	1,500	8	1,492
Series O	18,000	450	13	437	18,000	450	13	437
Total preferred stock(a)	243,510	$7,026	$218	$6,808	243,510	$7,026	$218	$6,808
(a)The par value of all shares issued and outstanding at December 31, 2023 and 2022, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2023	1	$62
2022	1	69
2021	28	1,556

Reconciliation of Accumulated Other Comprehensive Income (Loss)	The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total
2023
Balance at beginning of period	$(6,378)	$(3,933)	$(114)	$(939)	$(43)	$(11,407)
Changes in unrealized gains (losses)	1,500	—	(252)	(262)	—	986
Foreign currency translation adjustment(a)	—	—	—	—	21	21
Reclassification to earnings of realized (gains) losses	145	530	80	(7)	—	748
Applicable income taxes	(418)	(134)	44	70	(6)	(444)
Balance at end of period	$(5,151)	$(3,537)	$(242)	$(1,138)	$(28)	$(10,096)
2022
Balance at beginning of period	$540	$(935)	$(85)	$(1,426)	$(37)	$(1,943)
Changes in unrealized gains (losses)	(13,656)	—	(75)	526	—	(13,205)
Transfer of securities from available-for-sale to held-to-maturity	4,413	(4,413)	—	—	—	—
Foreign currency translation adjustment(a)	—	—	—	—	(10)	(10)
Reclassification to earnings of realized (gains) losses	(20)	400	36	128	—	544
Applicable income taxes	2,345	1,015	10	(167)	4	3,207
Balance at end of period	$(6,378)	$(3,933)	$(114)	$(939)	$(43)	$(11,407)
2021
Balance at beginning of period	$2,417	$—	$(189)	$(1,842)	$(64)	$322
Changes in unrealized gains and losses	(3,698)	—	125	400	—	(3,173)
Transfer of securities from available-for-sale to held-to-maturity	1,289	(1,289)	—	—	—	—
Foreign currency translation adjustment(a)	—	—	—	—	35	35
Reclassification to earnings of realized (gains) losses	(103)	36	14	157	—	104
Applicable income taxes	635	318	(35)	(141)	(8)	769
Balance at end of period	$540	$(935)	$(85)	$(1,426)	$(37)	$(1,943)
(a)Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income into Earnings
Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31 is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2023	2022	2021
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sale of investment securities	$(145)	$20	$103	Securities gains (losses), net
	37	(5)	(26)	Applicable income taxes
	(108)	15	77	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains (losses)	(530)	(400)	(36)	Interest income
	134	119	9	Applicable income taxes
	(396)	(281)	(27)	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(80)	(36)	(14)	Net interest income
	21	9	4	Applicable income taxes
	(59)	(27)	(10)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	7	(128)	(157)	Other noninterest expense
	(2)	33	40	Applicable income taxes
	5	(95)	(117)	Net-of-tax
Total impact to net income	$(558)	$(388)	$(77)

Regulatory Capital
The following table provides a summary of the regulatory capital requirements in effect, along with the actual components and ratios for the Company and its bank subsidiaries, at December 31:

	U.S. Bancorp		U.S. Bank National Association		MUFG Union Bank National Association(a)
(Dollars in Millions)	2023	2022	2023	2022	2022
Basel III Standardized Approach:
Common equity tier 1 capital	$44,947	$41,560	$58,194	$46,681	$10,888
Tier 1 capital	52,199	48,813	58,638	47,127	10,888
Total risk-based capital	61,921	59,015	68,817	56,736	11,565
Risk-weighted assets	453,390	496,500	445,829	436,764	58,641
Common equity tier 1 capital as a percent of risk-weighted assets	9.9%	8.4%	13.1%	10.7%	18.6%
Tier 1 capital as a percent of risk-weighted assets	11.5	9.8	13.2	10.8	18.6
Total risk-based capital as a percent of risk-weighted assets	13.7	11.9	15.4	13.0	19.7
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.1	7.9	9.2	8.1	10.9
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	6.6	6.4	7.5	6.5	10.1

	Minimum(b)	Well- Capitalized
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets	7.0%	6.5%
Tier 1 capital as a percent of risk-weighted assets	8.5	8.0
Total risk-based capital as a percent of risk-weighted assets	10.5	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)(c)	3.0	3.0
(a) MUFG Union Bank National Association merged into U.S. Bank National Association during 2023.
(b)The minimum common equity tier 1 capital, tier 1 capital and total risk-based capital ratio requirements reflect a stress capital buffer requirement of 2.5 percent. Banks and financial services holding companies must maintain minimum capital levels, including a stress capital buffer requirement, to avoid limitations on capital distributions and certain discretionary compensation payments.
(c)A minimum "well-capitalized" threshold does not apply to U.S. Bancorp for this ratio as it is not formally defined under applicable banking regulations for bank holding companies.